CONVERTIBLE PREFERRED STOCK (Details) $ / shares in Units, $ in Thousands				1 Months Ended			2 Months Ended		12 Months Ended
	Mar. 31, 2021 shares	Nov. 02, 2020 $ / shares shares	Jan. 10, 2020 USD ($) $ / shares shares	Sep. 30, 2020 shares	Jul. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Feb. 28, 2021 USD ($) shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 17, 2021	Jan. 28, 2021 shares	Jan. 27, 2021 shares
Class of Stock [Line Items]
Issuance of common stock | $									$ 1
Par value per preferred stock (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001
Preferred stock, shares authorized									2,000,000	2,000,000
Number of shares received for each share in conversion											0.627
Series A Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of Preferred Stock | $			$ 218,000
Number of shares issued			234,257,469
Par value per preferred stock (in dollars per share) | $ / shares			$ 0.0001
Purchase price per share (in dollars per share) | $ / shares			$ 0.9306
Series A Preferred Stock | Sale Of Stock Per Purchase Agreement
Class of Stock [Line Items]
Number of shares issued			107,994,846
Gross proceeds of additional shares | $			$ 100,500
Series A Preferred Stock | Sale Of Stock Per Purchase Agreement, Initial Closing
Class of Stock [Line Items]
Number of shares issued					126,262,623	126,262,623		126,262,623
Gross proceeds from issuance of convertible preferred stock | $					$ 117,500	$ 117,500		$ 117,500
Series A Preferred Stock | Sale Of Stock Per Purchase Agreement, Subsequent Closings
Class of Stock [Line Items]
Number of shares issued				107,994,846
Sale of stock, subsequent closing period			15 days
Stockholder authorization percentage			55.00%
Series B Preferred Stock
Class of Stock [Line Items]
Number of shares issued							26,133,332		181,261,150
Gross proceeds from issuance of convertible preferred stock | $							$ 71,700		$ 497,000
Preferred stock, shares authorized												207,885,043	191,473,066
Series B Preferred Stock | Sale Of Stock Per Purchase Agreement, Initial Closing
Class of Stock [Line Items]
Number of shares issued		98,654,203
Purchase price per share (in dollars per share) | $ / shares		$ 2.7419
Series B Preferred Stock | Sale Of Stock Per Purchase Agreement, Subsequent Closings
Class of Stock [Line Items]
Number of shares issued	191,473,066